united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk Growth Fund

Class A – SDAAX

Class C – SDACX

Class I – SDAIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I – SDCIX

Semi-Annual Report

December 31, 2023

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the six months ended December 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year
Swan Defined Risk Fund - Class A	4.72%	12.06%	6.17%	3.83%
Swan Defined Risk Fund - Class A with Load	(1.04)%	5.92%	4.98%	3.25%
Swan Defined Risk Fund - Class C	4.29%	11.26%	5.38%	3.06%
Swan Defined Risk Fund - Class I	4.82%	12.35%	6.41%	4.08%
S&P 500 Total Return Index (a)	8.04%	26.29%	15.69%	12.03%
Bloomberg U.S. Aggregate Bond Index (b)	3.37%	5.53%	1.10%	1.81%
Swan Defined Risk Fund Blended Index (c)	6.19%	17.67%	9.98%	8.09%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2023 are 1.53%, 2.28%, and 1.28% for the Class A, C, and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	90.0%
Put Options Purchased	8.3%
Short-Term Investments	2.9%
Call Options Purchased	0.0%
Call Options Written	(0.1)%
Put Options Written	(0.6)%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the six months ended December 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	3.66%	5.72%	0.41%	0.34%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(2.06)%	(0.12)%	(0.72)%	(0.28)%
Swan Defined Risk Emerging Markets Fund - Class C	3.21%	4.95%	(0.33)%	(0.40)%
Swan Defined Risk Emerging Markets Fund - Class I	3.75%	5.93%	0.66%	0.58%
MSCI Emerging Markets Index (b)	4.92%	10.27%	4.07%	3.62%
Bloomberg U.S. Aggregate Bond Index (c)	3.37%	5.53%	1.10%	1.37%
Swan Defined Risk Emerging Markets Fund Blended Index (d)	4.40%	8.53%	3.23%	3.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2023 are 2.00%, 2.75%, and 1.75% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until November 1, 2024 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the Index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	89.9%
Put Options Purchased	8.3%
Short-Term Investment	2.9%
Put Options Written	(0.2)%
Call Options Written	(0.8)%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the six months ended December 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Foreign Fund - Class A	2.05%	8.14%	4.25%	2.83%
Swan Defined Risk Foreign Fund - Class A with Load	(3.57)%	2.16%	3.08%	2.11%
Swan Defined Risk Foreign Fund - Class C	1.72%	7.36%	3.45%	2.06%
Swan Defined Risk Foreign Fund - Class I	2.29%	8.37%	4.51%	3.09%
MSCI ACWI Ex USA Index USD (b)	5.61%	15.62%	7.08%	5.97%
Bloomberg U.S. Aggregate Bond Index (c)	3.37%	5.53%	1.10%	1.49%
Swan Defined Risk Foreign Fund Blended Index (d)	4.78%	11.62%	4.95%	4.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2023 are 2.14%, 2.89%, and 1.89% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until November 1, 2024 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C,and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,368 constituents, the Index covers approximately 85% of the global equity opportunity set outside the US. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Foreign Fund Blended Index is a composite of 60% MSCI ACWI Ex USA Index USD and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	91.9%
Put Options Purchased	7.2%
Short-Term Investment	1.5%
Put Options Written	(0.2)%
Call Options Written	(0.3)%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the six months ended December 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk Growth Fund - Class A	5.63%	15.99%	9.84%	9.75%
Swan Defined Risk Growth Fund - Class A with Load	(0.18)%	9.64%	8.61%	8.53%
Swan Defined Risk Growth Fund - Class C	5.21%	15.10%	9.24%	9.16%
Swan Defined Risk Growth Fund - Class I	5.72%	16.24%	10.08%	9.99%
S&P 500 Total Return Index (b)	8.04%	26.29%	15.69%	15.82%
Bloomberg U.S. Aggregate Bond Index (c)	3.37%	5.53%	1.10%	1.16%
Swan Defined Risk Growth Fund Blended Index (d)	6.19%	17.67%	9.98%	10.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2023 are 1.68%, 2.43%, and 1.43% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until November 1, 2024 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	88.0%
Short-Term Investments	8.3%
Put Options Purchased	6.4%
Call Options Purchased	2.5%
Put Options Written	(0.7)%
Call Options Written	(1.1)%
Liabilities in Excess of Other Assets	(3.4)%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2023

The Fund’s performance figures* for the six months ended December 31, 2023, as compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	4.57%	8.23%	5.56%	4.59%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(1.19)%	2.31%	4.38%	3.85%
Swan Defined Risk U.S. Small Cap Fund - Class C	4.18%	7.41%	4.76%	3.81%
Swan Defined Risk U.S. Small Cap Fund - Class I	4.72%	8.49%	5.81%	4.84%
Russell 2000 Total Return Index (b)	8.18%	16.93%	9.97%	8.69%
Bloomberg U.S. Aggregate Bond Index (c)	3.37%	5.53%	1.10%	1.49%
Swan Defined Risk U.S. Small Cap Fund Blended Index (d)	6.45%	12.69%	7.00%	6.31%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 1, 2023 are 1.96%, 2.71%, and 1.71% for the Class A, C, and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until November 1, 2024 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.65%, 2.40%, and 1.40% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.

Portfolio Composition as of December 31, 2023

Holdings by Asset Type	% of Net Assets
Exchange-Traded Fund	88.4%
Put Options Purchased	10.1%
Short-Term Investment	1.9%
Call Options Purchased	0.0%
Call Options Written	(0.1)%
Put Options Written	(0.7)%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Schedule of Investments in this shareholder report for a listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 90.0%
	EQUITY – 90.0%
427,968	Communication Services Select Sector SPDR Fund(a)				$31,096,155
219,708	Consumer Discretionary Select Sector SPDR Fund(a)				39,285,987
309,700	Consumer Staples Select Sector SPDR Fund(a)				22,307,691
167,921	Energy Select Sector SPDR Fund(a)				14,078,497
1,247,136	Financial Select Sector SPDR Fund(a)				46,892,314
335,247	Health Care Select Sector SPDR Fund(a)				45,720,986
280,085	Industrial Select Sector SPDR Fund(a)				31,926,889
652,000	iShares Core S&P 500 ETF				311,414,759
101,967	Materials Select Sector SPDR Fund(a)				8,722,257
227,981	Real Estate Select Sector SPDR Fund(a)				9,132,919
542,666	Technology Select Sector SPDR Fund(a)				104,452,352
133,754	Utilities Select Sector SPDR Fund(a)				8,470,641
	TOTAL EXCHANGE-TRADED FUNDS (Cost $321,115,265)				673,501,447

	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
18,066,098	First American Government Obligations Fund Class X, 5.29%(b)				18,066,098
3,706,105	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 5.06%(b)				3,706,105
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,772,103)				21,772,103

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.3%
	CALL OPTIONS PURCHASED - 0.0%(d)
189	S&P 500 Index	01/05/2024	$5,000	$90,149,787	$286
176	S&P 500 Index	01/12/2024	5,050	83,949,008	3,080
	TOTAL CALL OPTIONS PURCHASED (Cost - $14,737)				3,366

	PUT OPTIONS PURCHASED - 8.3%
189	S&P 500 Index	01/05/2024	4,560	90,149,787	10,298
176	S&P 500 Index	01/12/2024	4,580	83,949,008	56,320
500	S&P 500 Index	03/15/2024	3,000	238,491,500	61,064
500	S&P 500 Index	03/15/2024	4,000	238,491,500	372,434

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 8.3% (Continued)
	PUT OPTIONS PURCHASED - 8.3% (Continued)
383	S&P 500 Index	03/15/2024	$4,325	$182,684,489	$681,700
500	S&P 500 Index	09/20/2024	1,400	238,491,500	13,208
500	S&P 500 Index	09/20/2024	3,400	238,491,500	1,117,334
500	S&P 500 Index	12/20/2024	2,400	238,491,500	541,546
500	S&P 500 Index	12/20/2024	3,600	238,491,500	2,271,830
1,414	S&P 500 Index	12/19/2025	5,000	674,453,962	57,107,636
	TOTAL PUT OPTIONS PURCHASED (Cost - $69,626,870)				62,233,370

	TOTAL INDEX OPTIONS PURCHASED (Cost - $69,641,607)				62,236,736

	TOTAL INVESTMENTS – 101.2% (Cost $412,528,975)				$757,510,286
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $830,724)				(611,559)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums received - $9,820,725)				(4,888,705)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(3,925,869)
	NET ASSETS - 100.0%				$748,084,153

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.7)%
	CALL OPTIONS WRITTEN - (0.1)%
189	S&P 500 Index	01/05/2024	$4,800	$90,149,787	$273,639
176	S&P 500 Index	01/12/2024	4,820	83,949,008	337,920
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $830,724)				611,559

	PUT OPTIONS WRITTEN - (0.6)%
189	S&P 500 Index	01/05/2024	4,800	90,149,787	705,798
176	S&P 500 Index	01/12/2024	4,820	83,949,008	1,069,200
1,000	S&P 500 Index	03/15/2024	3,500	476,983,000	276,821
1,000	S&P 500 Index	09/20/2024	2,400	476,983,000	687,554
1,000	S&P 500 Index	12/20/2024	3,000	476,983,000	2,149,332
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $9,820,725)				4,888,705

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $10,651,449)				$5,500,264

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2023 the total value of securities held as collateral is $278,731,094.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.01%

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUND — 89.9%
	EQUITY – 89.9%
486,500	iShares Core MSCI Emerging Markets ETF(a)				$24,607,170
	TOTAL EXCHANGE-TRADED FUND (Cost $23,133,564)

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
791,981	First American Government Obligations Fund Class X, 5.29% (Cost $791,981)(b)				791,981

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 8.3%
	PUT OPTIONS PURCHASED - 8.3%
6,106	iShares MSCI Emerging Markets ETF	12/19/2025	$40.00	$24,552,226	$2,266,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,132,693)

	TOTAL INVESTMENTS – 101.1% (Cost $26,058,238)				$27,665,401
	CALL OPTIONS WRITTEN - (0.8)% (Premiums received - $96,475)				(222,300)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $130,592)				(53,946)
	LIABILTIES IN EXCESS OF OTHER ASSETS – (0.1)%				(35,291)
	NET ASSETS - 100.0%				$27,353,864

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (1.0)%
	CALL OPTIONS WRITTEN- (0.8)%
3,220	iShares MSCI Emerging Markets ETF	02/16/2024	$41.50	$12,947,620	$176,490
1,527	iShares MSCI Emerging Markets ETF	03/15/2024	44.00	6,140,067	45,810
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $96,475)				222,300

	PUT OPTIONS WRITTEN - (0.2)%
3,220	iShares MSCI Emerging Markets ETF	02/16/2024	36.00	12,947,620	18,825
1,527	iShares MSCI Emerging Markets ETF	03/15/2024	37.50	6,140,067	35,121
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $130,592)				53,946

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $227,067)				$276,246

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2023 the total value of securities held as collateral is $7,081,200.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUND — 91.9%
	EQUITY - 91.9%
342,200	iShares MSCI EAFE ETF(a)				$25,784,770
	TOTAL EXCHANGE-TRADED FUND (Cost $18,842,439)

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
427,371	First American Government Obligations Fund, Class X, 5.29% (Cost $427,371)(b)				427,371

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 7.2%
	PUT OPTIONS PURCHASED - 7.2%
3,422	iShares MSCI EAFE ETF	12/19/2025	$75.00	$25,784,770	$2,030,976
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,992,526)

	TOTAL INVESTMENTS - 100.6% (Cost $21,262,336)				$28,243,117
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $37,207)				(94,373)
	PUT OPTIONS WRITTEN – (0.2)% (Premiums received - $72,246)				(48,801)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(37,638)
	NET ASSETS - 100.0%				$28,062,305

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.5)%
	CALL OPTIONS WRITTEN - (0.3)%
906	iShares MSCI EAFE ETF	02/16/2024	$77.00	$6,826,710	$76,397
856	iShares MSCI EAFE ETF	03/15/2024	81.00	6,449,960	17,976
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $37,207)				94,373

	PUT OPTIONS WRITTEN – (0.2)%
906	iShares MSCI EAFE ETF	02/16/2024	67.50	6,826,710	10,281
856	iShares MSCI EAFE ETF	03/15/2024	70.50	6,449,960	38,520
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $72,246)				48,801

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $109,453)				$143,174

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2023 the total value of securities held as collateral is $12,734,150.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUND — 88.0%
	EQUITY – 88.0%
66,000	iShares Core S&P 500 ETF(a)				$31,523,580
	TOTAL EXCHANGE-TRADED FUND (Cost $19,321,980)

	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS – 8.3%
2,421,252	First American Government Obligations Fund, Class X, 5.29%(b)				2,421,252
568,325	Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class, 5.06%(b)				568,325
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,989,577)				2,989,577

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 8.9%
	CALL OPTIONS PURCHASED - 2.5%
550	Chicago Board Options Exchange Volatility Index	01/17/2024	$18	$684,750	$20,158
8	S&P 500 Index	01/05/2024	5,000	3,815,864	12
8	S&P 500 Index	01/12/2024	5,050	3,815,864	140
33	S&P 500 Index	12/19/2025	5,400	15,740,430	878,991
	TOTAL CALL OPTIONS PURCHASED (Cost - $997,888)				899,301

	PUT OPTIONS PURCHASED - 6.4%
8	S&P 500 Index	01/05/2024	4,560	3,815,864	436
8	S&P 500 Index	01/12/2024	4,580	3,815,864	2,560
22	S&P 500 Index	03/15/2024	3,000	10,493,626	2,687
22	S&P 500 Index	03/15/2024	4,000	10,493,626	16,387
16	S&P 500 Index	03/15/2024	4,325	7,631,728	28,478
22	S&P 500 Index	09/20/2024	1,400	10,493,626	581
22	S&P 500 Index	09/20/2024	3,400	10,493,626	49,163
22	S&P 500 Index	12/20/2024	2,400	10,493,626	23,828
22	S&P 500 Index	12/20/2024	3,600	10,493,626	99,961
66	S&P 500 Index	12/19/2025	4,700	31,480,878	2,054,064
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,598,051)				2,278,145

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,595,939)				3,177,446

	TOTAL INVESTMENTS – 105.2% (Cost $25,907,496)				$37,690,603
	CALL OPTIONS WRITTEN - (1.1)% (Premiums received - $396,569)				(376,605)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $443,112)				(245,331)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%				(1,229,315)
	NET ASSETS - 100.0%				$35,839,352

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (1.8)%
	CALL OPTIONS WRITTEN- (1.1)%
8	S&P 500 Index	01/05/2024	$4,800	$3,815,864	$11,583
8	S&P 500 Index	01/12/2024	4,820	3,815,864	15,360
33	S&P 500 Index	12/19/2025	5,900	15,740,430	349,662
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $396,569)				376,605

	PUT OPTIONS WRITTEN - (0.7)%
275	Chicago Board Options Exchange Volatility Index	01/17/2024	12	342,375	4,128
275	Chicago Board Options Exchange Volatility Index	01/17/2024	14	342,375	25,725
8	S&P 500 Index	01/05/2024	4,800	3,815,864	29,875
8	S&P 500 Index	01/12/2024	4,820	3,815,864	48,600
44	S&P 500 Index	03/15/2024	3,500	20,987,252	12,180
44	S&P 500 Index	09/20/2024	2,400	20,987,252	30,252
44	S&P 500 Index	12/20/2024	3,000	20,987,252	94,571
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $443,112)				245,331

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $839,681)				$621,936

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2023 the total value of securities held as collateral is $16,717,050.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 88.4%
	EQUITY - 88.4%
144,000	iShares Russell 2000 ETF(a)	$28,902,240
	TOTAL EXCHANGE-TRADED FUND (Cost $18,928,738)

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
614,255	First American Government Obligations Fund, Class X, 5.29% (Cost $614,255)(b)	614,255

Contracts(c)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 10.1%
	CALL OPTIONS PURCHASED - 0.0%(d)
8	S&P 500 Index	01/05/2024	$5,000	$3,815,864	$12
8	S&P 500 Index	01/12/2024	5,050	3,815,864	140
	TOTAL CALL OPTIONS PURCHASED (Cost - $636)				152

	PUT OPTIONS PURCHASED - 10.1%
144	Russell 2000 Index	12/19/2025	2,150	29,189,865	3,311,025
8	S&P 500 Index	01/05/2024	4,560	3,815,864	436
8	S&P 500 Index	01/12/2024	4,580	3,815,864	2,560
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,451,831)				3,314,021

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,452,467)				3,314,173

	TOTAL INVESTMENTS - 100.4% (Cost $22,995,460)				$32,830,668
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $81,826)				(49,928)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $246,746)				(222,487)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				124,923
	NET ASSETS - 100.0%				$32,683,176

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN - (0.1)%
72	Russell 2000 Index	02/16/2024	$2,300	$14,594,933	$22,985
8	S&P 500 Index	01/05/2024	4,800	3,815,864	11,583
8	S&P 500 Index	01/12/2024	4,820	3,815,864	15,360
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $81,826)				49,928

	PUT OPTIONS WRITTEN - (0.7)%
72	Russell 2000 Index	02/16/2024	1,920	14,594,933	144,012
8	S&P 500 Index	01/05/2024	4,800	3,815,864	29,875
8	S&P 500 Index	01/12/2024	4,820	3,815,864	48,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $246,746)				222,487

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $328,572)				$272,415

ETF - Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of December 31, 2023 the total value of securities held as collateral is $24,486,620.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

		Swan Defined Risk		Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Growth	U.S. Small Cap
	Fund	Fund	Foreign Fund	Fund	Fund
ASSETS
Investment securities:
Investments, at cost	$412,528,975	$26,058,238	$21,262,336	$25,907,496	$22,995,460
Investments, at value	757,510,286	27,665,401	28,243,117	37,690,603	32,830,668
Cash held at broker	1,042	68,982	38,287	129	250,518
Receivable for securities sold	1,402,618	80,811	56,034	74,470	63,756
Receivable for Fund shares sold	762,945	—	4,926	55,432	98,292
Dividends and interest receivable	62,180	2,147	1,267	5,703	2,409
Prepaid expenses and other assets	33,201	1,875	9,858	15,143	9,066
TOTAL ASSETS	759,772,272	27,819,216	28,353,489	37,841,480	33,254,709

LIABILITIES
Options written, at value (Premiums received - $10,651,449, $227,067, $109,453, $839,681 and $328,572, respectively)	5,500,264	276,246	143,174	621,936	272,415
Investment advisory fees payable	640,650	15,611	14,888	16,673	18,878
Payable for investments purchased	4,800,639	83,360	89,638	1,260,275	194,540
Payable for Fund shares repurchased	416,237	51,950	1,801	43,751	47,187
Distribution (12b-1) fees payable	102,821	882	717	1,716	1,603
Payable to related parties	18,961	1,386	1,034	9,719	1,031
Accrued expenses and other liabilities	208,547	35,917	39,932	48,058	35,879
TOTAL LIABILITIES	11,688,119	465,352	291,184	2,002,128	571,533
NET ASSETS	$748,084,153	$27,353,864	$28,062,305	$35,839,352	$32,683,176

NET ASSETS CONSIST OF:
Paid in capital	$394,192,847	$31,098,275	$27,259,096	$24,059,574	$27,019,481
Accumulated earnings (deficits)	353,891,306	(3,744,411)	803,209	11,779,778	5,663,695
NET ASSETS	$748,084,153	$27,353,864	$28,062,305	$35,839,352	$32,683,176

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$100,273,426	$608,276	$764,661	$1,815,335	$1,007,737
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,182,774	67,603	79,079	150,193	75,912
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$13.96	$9.00	$9.67	$12.09	$13.28
Maximum offering price per share (maximum sales charge of 5.50%)	$14.77	$9.52	$10.23	$12.79	$14.05

Class C Shares :
Net Assets	$95,830,055	$896,709	$664,070	$1,577,602	$1,696,963
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,203,435	103,190	70,393	135,326	136,191
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$13.30	$8.69	$9.43	$11.66	$12.46

Class I Shares:
Net Assets	$551,980,672	$25,848,879	$26,633,574	$32,446,415	$29,978,476
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	39,275,393	2,871,132	2,746,994	2,651,139	2,215,002
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$14.05	$9.00	$9.70	$12.24	$13.53

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

		Swan Defined Risk			Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Swan Defined Risk	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Foreign Fund	Growth Fund	Fund
INVESTMENT INCOME
Dividends	$5,979,639	$499,747	$337,107	$260,444	$267,188
Interest	391,800	14,216	7,660	34,103	11,356
TOTAL INVESTMENT INCOME	6,371,439	513,963	344,767	294,547	278,544

EXPENSES
Investment advisory fees	3,877,392	138,438	144,900	256,168	170,558
Distribution (12b-1) fees:
Class A	125,766	797	929	2,424	1,213
Class C	499,729	4,544	3,342	8,291	8,285
Third party administrative service fees	265,146	7,592	11,072	30,169	11,086
Administration fees	213,706	19,355	19,678	25,241	20,961
Accounting services fees	82,709	1,742	2,111	9,040	2,423
Custodian fees	40,701	3,770	6,216	9,020	6,216
Transfer agent fees	36,510	16,023	16,023	16,057	16,023
Registration fees	30,302	12,638	15,084	15,152	15,084
Printing and postage expenses	27,330	2,610	2,609	3,832	2,609
Compliance officer fees	17,940	5,055	5,055	6,034	5,054
Audit fees	10,545	10,545	10,545	10,545	10,545
Trustees’ fees and expenses	8,777	7,527	7,527	7,527	7,527
Legal fees	7,541	7,541	7,541	7,541	7,541
Insurance expense	6,577	1,405	1,405	1,805	1,406
Interest expense	—	—	808	—	796
Other expenses	3,805	2,514	2,514	2,514	7,541
TOTAL EXPENSES	5,254,476	242,096	257,359	411,360	294,868

Fees recouped by the Advisor	—	—	—	—	—
Less: Fees waived by the Advisor	—	(42,948)	(49,620)	(41,304)	(45,915)
TOTAL NET EXPENSES	5,254,476	199,148	207,739	370,056	248,953

NET INVESTMENT INCOME (LOSS)	1,116,963	314,815	137,028	(75,509)	29,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	108,795,459	(258,699)	1,204,814	19,028,860	254,601
Options purchased	(86,842,515)	(1,860,029)	(2,173,523)	(4,776,498)	(2,243,026)
Options written	17,971,569	357,832	(53,979)	1,188,662	224,172
Net realized gain (loss) on investments, options purchased and options written	39,924,513	(1,760,896)	(1,022,688)	15,441,024	(1,764,253)
Net change in unrealized appreciation (depreciation) on:
Investments	(59,477,952)	834,783	(198,036)	(15,979,196)	1,418,383
Options purchased	48,176,407	1,659,188	1,676,401	2,888,448	1,444,978
Options written	5,654,039	(97,112)	(43,768)	763,853	79,329
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(5,647,506)	2,396,859	1,434,597	(12,326,895)	2,942,690
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN	34,277,007	635,963	411,909	3,114,129	1,178,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,393,970	$950,778	$548,937	$3,038,620	$1,208,028

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,116,963	$1,875,063
Net realized gain on investments, options purchased and options written	39,924,513	172,545,717
Net change in unrealized depreciation on investments, options purchased and options written	(5,647,506)	(105,342,145)
Net increase in net assets resulting from operations	35,393,970	69,078,635

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,021,178)	—
Class C	(10,945,254)	—
Class I	(62,079,272)	—
Net decrease in net assets resulting from distributions to shareholders	(84,045,704)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,970,904	11,267,267
Class C	2,951,310	3,596,672
Class I	23,460,756	85,181,388
Net asset value of shares issued in reinvestment of distributions:
Class A	10,456,035	—
Class C	10,194,937	—
Class I	58,552,340	—
Payments for shares redeemed:
Class A	(10,930,950)	(45,636,200)
Class C	(14,940,668)	(17,169,398)
Class I	(97,748,060)	(270,907,933)
Net decrease in net assets from shares of beneficial interest	(11,033,396)	(233,668,204)

TOTAL DECREASE IN NET ASSETS	(59,685,130)	(164,589,569)

NET ASSETS
Beginning of Period	807,769,283	972,358,852
End of Period	$748,084,153	$807,769,283

SHARE ACTIVITY
Class A:
Shares Sold	465,734	796,505
Shares Reinvested	748,463	—
Shares Redeemed	(733,523)	(3,156,496)
Net increase (decrease) in shares of beneficial interest outstanding	480,674	(2,359,991)

Class C:
Shares Sold	204,970	262,486
Shares Reinvested	765,386	—
Shares Redeemed	(1,039,604)	(1,255,731)
Net decrease in shares of beneficial interest outstanding	(69,248)	(993,245)

Class I:
Shares Sold	1,556,584	5,920,116
Shares Reinvested	4,161,503	—
Shares Redeemed	(6,477,833)	(19,059,962)
Net decrease in shares of beneficial interest outstanding	(759,746)	(13,139,846)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$314,815	$227,164
Net realized gain (loss) on investments, options purchased and options written	(1,760,896)	2,293,187
Net change in unrealized appreciation (deprecation) on investments, options purchased and options written	2,396,859	(2,056,297)
Net increase in net assets resulting from operations	950,778	464,054

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(3,311)	(7,168)
Class C	—	(2,748)
Class I	(223,890)	(402,046)
Net decrease in net assets resulting from distributions to shareholders	(227,201)	(411,962)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,906	17,043
Class C	6,936	42,535
Class I	1,243,739	6,142,805
Net asset value of shares issued in reinvestment of distributions:
Class A	2,849	5,779
Class C	—	1,756
Class I	212,387	368,395
Payments for shares redeemed:
Class A	(90,991)	(408,693)
Class C	(61,732)	(174,929)
Class I	(2,278,601)	(4,691,071)
Net increase (decrease) in net assets from shares of beneficial interest	(950,507)	1,303,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	(226,930)	1,355,712

NET ASSETS
Beginning of Period	27,580,794	26,225,082
End of Period	$27,353,864	$27,580,794

SHARE ACTIVITY
Class A:
Shares Sold	1,686	1,940
Shares Reinvested	318	677
Shares Redeemed	(10,560)	(47,843)
Net decrease in shares of beneficial interest outstanding	(8,556)	(45,226)

Class C:
Shares Sold	825	5,001
Shares Reinvested	—	212
Shares Redeemed	(7,299)	(20,802)
Net decrease in shares of beneficial interest outstanding	(6,474)	(15,589)

Class I:
Shares Sold	139,456	702,343
Shares Reinvested	23,651	43,088
Shares Redeemed	(260,814)	(538,439)
Net increase (decrease) in shares of beneficial interest outstanding	(97,707)	206,992

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$137,028	$241,677
Net realized gain (loss) on investments, options purchased and options written	(1,022,688)	1,523,286
Net change in unrealized appreciation on investments, options purchased and options written	1,434,597	1,200,255
Net increase in net assets resulting from operations	548,937	2,965,218

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(9,965)	—
Class C	(3,535)	—
Class I	(409,145)	—
Net decrease in net assets resulting from distributions to shareholders	(422,645)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,637	48,035
Class C	—	27,795
Class I	640,206	10,604,082
Net asset value of shares issued in reinvestment of distributions:
Class A	7,195	—
Class C	2,791	—
Class I	393,388	—
Payments for shares redeemed:
Class A	(2,926)	(186,014)
Class C	(33,999)	(104,821)
Class I	(6,344,112)	(9,440,833)
Net increase (decrease) in net assets from shares of beneficial interest	(5,334,820)	948,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,208,528)	3,913,462

NET ASSETS
Beginning of Period	33,270,833	29,357,371
End of Period	$28,062,305	$33,270,833

SHARE ACTIVITY
Class A:
Shares Sold	271	5,069
Shares Reinvested	744	—
Shares Redeemed	(310)	(20,832)
Net increase (decrease) in shares of beneficial interest outstanding	705	(15,763)

Class C:
Shares Sold	—	3,121
Shares Reinvested	296	—
Shares Redeemed	(3,730)	(11,500)
Net decrease in shares of beneficial interest outstanding	(3,434)	(8,379)

Class I:
Shares Sold	67,829	1,177,042
Shares Reinvested	40,597	—
Shares Redeemed	(665,432)	(1,068,373)
Net increase (decrease) in shares of beneficial interest outstanding	(557,006)	108,669

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(75,509)	$140,586
Net realized gain (loss) on investments, options purchased and options written	15,441,024	(1,709,945)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(12,326,895)	11,106,221
Net increase in net assets resulting from operations	3,038,620	9,536,862

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(419,620)	—
Class C	(372,927)	—
Class I	(7,445,425)	—
Net decrease in net assets resulting from distributions to shareholders	(8,237,972)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	174,976	288,978
Class C	14,193	82,161
Class I	9,155,372	47,323,509
Net asset value of shares issued in reinvestment of distributions:
Class A	417,698	—
Class C	344,626	—
Class I	7,336,657	—
Payments for shares redeemed:
Class A	(462,885)	(301,676)
Class C	(257,001)	(273,657)
Class I	(63,314,823)	(72,865,776)
Net decrease in net assets from shares of beneficial interest	(46,591,187)	(25,746,461)

TOTAL DECREASE IN NET ASSETS	(51,790,539)	(16,209,599)

NET ASSETS
Beginning of Period	87,629,891	103,839,490
End of Period	$35,839,352	$87,629,891

SHARE ACTIVITY
Class A:
Shares Sold	11,791	21,374
Shares Reinvested	34,521	—
Shares Redeemed	(31,645)	(21,904)
Net increase (decrease) in shares of beneficial interest outstanding	14,667	(530)

Class C:
Shares Sold	992	6,127
Shares Reinvested	29,531	—
Shares Redeemed	(17,733)	(19,975)
Net increase (decrease) in shares of beneficial interest outstanding	12,790	(13,848)

Class I:
Shares Sold	605,988	3,449,958
Shares Reinvested	598,911	—
Shares Redeemed	(4,179,061)	(5,262,208)
Net decrease in shares of beneficial interest outstanding	(2,974,162)	(1,812,250)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$29,591	$472
Net realized loss on investments, options purchased and options written	(1,764,253)	(730,243)
Net change in unrealized appreciation on investments, options purchased and options written	2,942,690	1,994,986
Net increase in net assets resulting from operations	1,208,028	1,265,215

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(64,537)
Class C	—	(136,958)
Class I	—	(2,491,470)
Net decrease in net assets resulting from distributions to shareholders	—	(2,692,965)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	158,632
Class C	8,292	202,972
Class I	1,827,385	13,462,041
Net asset value of shares issued in reinvestment of distributions:
Class A	—	54,405
Class C	—	117,211
Class I	—	1,875,353
Payments for shares redeemed:
Class A	(20,924)	(226,486)
Class C	(108,794)	(230,172)
Class I	(6,204,195)	(13,516,932)
Net increase (decrease) in net assets from shares of beneficial interest	(4,498,236)	1,897,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,290,208)	469,274

NET ASSETS
Beginning of Period	35,973,384	35,504,110
End of Period	$32,683,176	$35,973,384

SHARE ACTIVITY
Class A:
Shares Sold	—	11,918
Shares Reinvested	—	4,511
Shares Redeemed	(1,728)	(16,639)
Net decrease in shares of beneficial interest outstanding	(1,728)	(210)

Class C:
Shares Sold	705	15,942
Shares Reinvested	—	10,281
Shares Redeemed	(9,384)	(19,108)
Net increase (decrease) in shares of beneficial interest outstanding	(8,679)	7,115

Class I:
Shares Sold	141,042	977,902
Shares Reinvested	—	152,966
Shares Redeemed	(498,346)	(1,014,873)
Net increase (decrease) in shares of beneficial interest outstanding	(357,304)	115,995

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	December 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$14.95		$13.79		$14.93		$12.51		$12.80	$12.68

Activity from investment operations:
Net investment income (loss) (1)	0.02		0.02		(0.03)		(0.00	) (2)	0.10	0.07
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.69		1.14		(1.11)		2.43		(0.27)	0.13
Total from investment operations	0.71		1.16		(1.14)		2.43		(0.17)	0.20

Less distributions from:
Net investment income	(0.01)		—		—		(0.01)		(0.12)	(0.08)
Net realized gains	(1.69)		—		—		—		—	—
Return of capital	—		—		—		(0.00	) (2)	—	—
Total distributions	(1.70)		—		—		(0.01)		(0.12)	(0.08)

Net asset value, end of year/period	$13.96		$14.95		$13.79		$14.93		$12.51	$12.80

Total return (3)	4.72	% (7)	8.41	% (4)	(7.64	)% (4)	19.44%		(1.39)%	1.67%

Net assets, at end of year/period (000s)	$100,273		$100,212		$124,935		$145,133		$158,255	$240,274

Ratio of expenses to average net assets (5)	1.44	% (8)	1.45%		1.43%		1.42%		1.42%	1.40%
Ratio of net investment income (loss) to average net assets (5,6)	0.22	% (8)	0.14%		(0.17)%		(0.00)%		0.76%	0.59%
Portfolio Turnover Rate	12	% (7)	22%		3%		11%		13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$14.37		$13.35	$14.57	$12.29	$12.58	$12.46

Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.08)	(0.14)	(0.10)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.66		1.10	(1.08)	2.38	(0.28)	0.14
Total from investment operations	0.62		1.02	(1.22)	2.28	(0.27)	0.12

Less distributions from:
Net investment income	—		—	—	—	(0.02)	—
Net realized gains	(1.69)		—	—	—	—	—
Total distributions	(1.69)		—	—	—	(0.02)	—

Net asset value, end of year/period	$13.30		$14.37	$13.35	$14.57	$12.29	$12.58

Total return (2)	4.29	% (5)	7.64%	(8.37)%	18.55%	(2.17)%	0.96%

Net assets, at end of year/period (000s)	$95,830		$104,519	$110,351	$130,659	$150,858	$204,575

Ratio of expenses to average net assets (3)	2.19	% (6)	2.20%	2.18%	2.17%	2.17%	2.15%
Ratio of net investment income (loss) to average net assets (3,4)	(0.55	)% (6)	(0.57)%	(0.93)%	(0.75)%	0.07%	(0.15)%
Portfolio Turnover Rate	12	% (5)	22%	3%	11%	13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the		For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$15.06		$13.86	$14.99	$12.56		$12.86	$12.74
Activity from investment operations:
Net investment income (1)	0.03		0.05	0.00 (2)	0.03		0.14	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.70		1.15	(1.13)	2.45		(0.28)	0.14
Total from investment operations	0.73		1.20	(1.13)	2.48		(0.14)	0.24

Less distributions from:
Net investment income	(0.05)		—	—	(0.05)		(0.16)	(0.12)
Net realized gains	(1.69)		—	—	—		—	—
Return of capital	—		—	—	(0.00	) (2)	—	—
Total distributions	(1.74)		—	—	(0.05)		(0.16)	(0.12)

Net asset value, end of year/period	$14.05		$15.06	$13.86	$14.99		$12.56	$12.86

Total return (3)	4.82	% (6)	8.66%	(7.54)%	19.75%		(1.15)%	1.96%

Net assets, at end of year/period (000s)	$551,981		$603,038	$737,073	$857,376		$1,121,879	$1,622,057

Ratio of expenses to average net assets (4)	1.19	% (7)	1.20%	1.18%	1.17%		1.17%	1.15%
Ratio of net investment income to average net assets (4,5)	0.45	% (7)	0.35%	0.02%	0.24%		1.07%	0.82%
Portfolio Turnover Rate	12	% (6)	22%	3%	11%		13%	14%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$8.73		$8.69	$10.01	$8.85	$9.86	$10.06
Activity from investment operations:
Net investment income (1)	0.08		0.03	0.11	0.01	0.09	0.03
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.24		0.10	(1.43)	1.27	(0.57)	(0.20)
Total from investment operations	0.32		0.13	(1.32)	1.28	(0.48)	(0.17)

Less distributions from:
Net investment income	(0.05)		(0.09)	—	(0.12)	(0.04)	(0.03)
Net realized gains	—		—	—	—	(0.49)	—
Total distributions	(0.05)		(0.09)	—	(0.12)	(0.53)	(0.03)

Net asset value, end of year/period	$9.00		$8.73	$8.69	$10.01	$8.85	$9.86

Total return (2)	3.66	% (6)	1.52%	(13.19)%	14.47%	(5.16)%	(1.72)%

Net assets, at end of year/period (000s)	$608		$665	$1,055	$1,372	$2,084	$3,959

Ratio of gross expenses to average net assets (3,5)	1.96	% (7)	1.90%	1.87%	1.88%	1.93%	1.84%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.75%
Ratio of net investment income to average net assets (3,4,5)	1.91	% (7)	0.33%	1.18%	0.16%	1.03%	0.31%
Portfolio Turnover Rate	10	% (6)	39%	10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.96	% (7)	1.90%	1.87%	1.88%	1.93%	1.74%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	1.91	% (7)	0.33%	1.18%	0.16%	1.03%	0.41%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$8.42		$8.38	$9.72	$8.58	$9.60	$9.84

Activity from investment operations:
Net investment income (loss) (1)	0.06		(0.02)	0.02	(0.07)	0.03	(0.03)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.21		0.08	(1.36)	1.24	(0.56)	(0.21)
Total from investment operations	0.27		0.06	(1.34)	1.17	(0.53)	(0.24)

Less distributions from:
Net investment income	—		(0.02)	—	(0.03)	—	—
Net realized gains	—		—	—	—	(0.49)	—
Total distributions	—		(0.02)	—	(0.03)	(0.49)	—

Net asset value, end of year/period	$8.69		$8.42	$8.38	$9.72	$8.58	$9.60

Total return (2)	3.21	% (6)	0.75%	(13.79)%	13.60%	(5.85)%	(2.44)%

Net assets, at end of year/period (000s)	$897		$923	$1,050	$1,564	$1,365	$2,809

Ratio of gross expenses to average net assets (3,5)	2.71	% (7)	2.65%	2.62%	2.63%	2.68%	2.59%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.50%
Ratio of net investment income (loss) to average net assets (3,4,5)	1.28	% (7)	(0.20)%	0.22%	(0.72)%	0.28%	(0.31)%
Portfolio Turnover Rate	10	% (6)	39%	10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.71	% (7)	2.65%	2.62%	2.63%	2.68%	2.49%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (3,4)	1.28	% (7)	(0.20)%	0.22%	(0.72)%	0.28%	(0.21)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	December 31, 2023		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$8.76		$8.73		$10.05	$8.89	$9.91	$10.12

Activity from investment operations:
Net investment income (1)	0.10		0.07		0.13	0.02	0.13	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.22		0.09		(1.43)	1.29	(0.58)	(0.21)
Total from investment operations	0.32		0.16		(1.30)	1.31	(0.45)	(0.15)

Less distributions from:
Net investment income	(0.08)		(0.13)		(0.02)	(0.15)	(0.08)	(0.06)
Net realized gains	—		—		—	—	(0.49)	—
Total distributions	(0.08)		(0.13)		(0.02)	(0.15)	(0.57)	(0.06)

Net asset value, end of year/period	$9.00		$8.76		$8.73	$10.05	$8.89	$9.91

Total return (2)	3.63	% (3,7)	1.86	% (3)	(12.97)%	14.78%	(4.87)%	(1.47)%

Net assets, at end of year/period (000s)	$25,849		$25,992		$24,120	$32,079	$30,848	$39,206

Ratio of gross expenses to average net assets (4,6)	1.71	% (8)	1.65%		1.62%	1.63%	1.68%	1.59%
Ratio of net expenses to average net assets (4,6)	1.40	% (8)	1.40%		1.40%	1.40%	1.40%	1.50%
Ratio of net investment income to average net assets (5,6)	2.32	% (8)	0.85%		1.39%	0.20%	1.37%	0.60%
Portfolio Turnover Rate	10	% (7)	39%		10%	6%	16%	45%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.71	% (8)	1.65%	1.62%	1.63%	1.68%	1.49%
Net expenses to average net assets (3)	1.40	% (8)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	2.32	% (8)	0.85%	1.39%	0.20%	1.37%	0.70%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$9.60		$8.70	$11.11	$9.83	$10.24	$10.42

Activity from investment operations:
Net investment income (1)	0.04		0.04	0.18	0.02	0.04	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.16		0.86	(1.13)	1.32	0.04	(0.19)
Total from investment operations	0.20		0.90	(0.95)	1.34	0.08	(0.10)

Less distributions from:
Net investment income	(0.13)		—	(0.13)	—	(0.12)	(0.08)
Net realized gains	—		—	(0.12)	(0.06)	(0.37)	—
Return of capital	—		—	(1.21)	—	—	—
Total distributions	(0.13)		—	(1.46)	(0.06)	(0.49)	(0.08)

Net asset value, end of year/period	$9.67		$9.60	$8.70	$11.11	$9.83	$10.24

Total return (2)	2.05	% (6)	10.34%	(9.97)%	13.60%	0.65%	(0.91)%

Net assets, at end of year/period (000s)	$765		$752	$819	$1,126	$2,150	$2,454

Ratio of gross expenses to average net assets (3,5)	2.00	% (7)	1.84%	1.94%	2.03%	2.12%	2.01%
Ratio of net expenses to average net assets (3,5)	1.66	% (7)	1.65%	1.69%	1.73%	1.85%	1.85%
Ratio of net investment income to average net assets (3,4,5)	0.86	% (7)	0.44%	1.77%	0.20%	0.40%	0.91%
Portfolio Turnover Rate	8	% (6)	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.99	% (7)	1.84%	1.90%	1.95%	1.92%	1.81%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income to average net assets (3,4)	0.87	% (7)	0.44%	1.81%	0.29%	0.60%	1.11%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$9.33		$8.52	$10.90	$9.73	$10.12	$10.31

Activity from investment operations:
Net investment income (loss) (1)	0.00	(2)	(0.02)	0.10	(0.03)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.15		0.83	(1.10)	1.26	0.04	(0.20)
Total from investment operations	0.15		0.81	(1.00)	1.23	—	(0.18)

Less distributions from:
Net investment income	(0.05)		—	(0.05)	—	(0.02)	(0.01)
Net realized gains	—		—	(0.12)	(0.06)	(0.37)	—
Return of capital	—		—	(1.21)	—	—	—
Total distributions	(0.05)		—	(1.38)	(0.06)	(0.39)	(0.01)

Net asset value, end of year/period	$9.43		$9.33	$8.52	$10.90	$9.73	$10.12

Total return (3)	1.61	% (4,8)	9.51%	(10.63)%	12.61%	(0.07)%	(1.69)%

Net assets, at end of year/period (000s)	$664		$689	$700	$876	$949	$1,403

Ratio of gross expenses to average net assets (5,7)	2.75	% (9)	2.59%	2.69%	2.78%	2.87%	2.76%
Ratio of net expenses to average net assets (5,7)	2.41	% (9)	2.40%	2.44%	2.48%	2.60%	2.60%
Ratio of net investment income (loss) to average net assets (5,6,7)	0.03	% (9)	(0.26)%	0.97%	(0.32)%	(0.43)%	0.19%
Portfolio Turnover Rate	8	% (8)	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.74	% (9)	2.59%	2.65%	2.70%	2.67%	2.56%
Net expenses to average net assets (5)	2.40	% (9)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment income (loss) to average net assets (5,6)	0.03	% (9)	(0.26)%	1.01%	(0.24)%	(0.23)%	0.39%

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$9.63		$8.71	$11.13	$9.85	$10.25	$10.45

Activity from investment operations:
Net investment income (1)	0.05		0.07	0.22	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.17		0.85	(1.14)	1.29	0.04	(0.20)
Total from investment operations	0.22		0.92	(0.92)	1.36	0.11	(0.08)

Less distributions from:
Net investment income	(0.15)		—	(0.17)	(0.02)	(0.14)	(0.12)
Net realized gains	—		—	(0.12)	(0.06)	(0.37)	—
Return of capital	—		—	(1.21)	—	—	—
Total distributions	(0.15)		—	(1.50)	(0.08)	(0.51)	(0.12)

Net asset value, end of year/period	$9.70		$9.63	$8.71	$11.13	$9.85	$10.25

Total return (2)	2.29	% (6)	10.56%	(9.78)%	13.82%	0.97%	(0.71)%

Net assets, at end of year/period (000s)	$26,634		$31,830	$27,838	$31,591	$30,829	$37,596

Ratio of gross expenses to average net assets (3,5)	1.75	% (7)	1.59%	1.69%	1.78%	1.87%	1.76%
Ratio of net expenses to average net assets (3,5)	1.41	% (7)	1.40%	1.44%	1.48%	1.60%	1.60%
Ratio of net investment income to average net assets (3,4,5)	0.97	% (7)	0.78%	2.13%	0.69%	0.66%	1.18%
Portfolio Turnover Rate	8	% (6)	42%	10%	8%	15%	10%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.74	% (7)	1.59%	1.65%	1.70%	1.67%	1.56%
Net expenses to average net assets (3)	1.40	% (7)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income to average net assets (3,4)	0.98	% (7)	0.78%	2.17%	0.76%	0.86%	1.38%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	December 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of year/period	$14.78		$13.40		$14.97		$11.86		$11.38	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.00	(3)	0.01		(0.06)		(0.05)		0.09	0.00	(3)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.84		1.37		(1.51)		3.23		0.58	1.38
Total from investment operations	0.84		1.38		(1.57)		3.18		0.67	1.38

Less distributions from:
Net investment income	—		—		—		—		(0.07)	—
Net realized gains	(3.53)		—		—		(0.07)		(0.12)	—
Return of capital	—		—		—		(0.00	) (3)	—	—
Total distributions	(3.53)		—		—		(0.07)		(0.19)	—

Net asset value, end of year/period	$12.09		$14.78		$13.40		$14.97		$11.86	$11.38

Total return (4)	5.63	% (5)	10.30%		(10.49)%		26.90%		5.85%	13.80	% (5)

Net assets, at end of year/period (000s)	$1,815		$2,003		$1,823		$3,263		$5,252	$11

Ratio of gross expenses to average net assets before waiver/recapture (6)	1.82	% (8)	1.57%		1.57%		1.63%		2.33%	10.73	% (8)
Ratio of net expenses to average net assets after waiver/recapture (6)	1.65	% (8)	1.65	% (7)	1.65	% (7)	1.65	% (7)	1.65%	1.65	% (8)
Ratio of net investment income (loss) to average net assets (6,9)	0.03	% (8)	(0.09)%		(0.52)%		(0.38)%		0.74%	0.00	% (8)
Portfolio Turnover Rate	13	% (5)	21%		3%		27%		11%	0	% (5)

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	December 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	(Unaudited)		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020		June 30, 2019 (1)
Net asset value, beginning of year/period	$14.43		$13.19		$14.83		$11.84		$11.38		$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.09)		(0.16)		(0.12)		(0.03	) (3)	0.00	(4)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.81		1.33		(1.48)		3.18		0.68		1.38
Total from investment operations	0.76		1.24		(1.64)		3.06		0.65		1.38

Less distributions from:
Net investment income	—		—		—		—		(0.07)		—
Net realized gains	(3.53)		—		—		(0.07)		(0.12)		—
Total distributions	(3.53)		—		—		(0.07)		(0.19)		—

Net asset value, end of year/period	$11.66		$14.43		$13.19		$14.83		$11.84		$11.38

Total return (5)	5.21	% (6)	9.40%		(11.06)%		25.93%		5.73%		13.80	% (6)

Net assets, at end of year/period (000s)	$1,578		$1,768		$1,798		$1,092		$71		$11

Ratio of gross expenses to average net assets before waiver/recapture (7)	2.57	% (9)	2.32%		2.32%		2.38%		3.08%		11.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.40	% (9)	2.40	% (8)	2.40	% (8)	2.40	% (8)	2.40%		2.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.73	)% (9)	(0.84)%		(1.17)%		(0.85)%		(0.22	)% (3)	0.00	% (9)
Portfolio Turnover Rate	13	% (6)	21%		3%		27%		11%		0	% (6)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	The amount of net investment loss on investment per share for the period ended June 30, 2020 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Amount is less than $0.01

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the		For the		For the		For the	For the
	December 31, 2023		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	(Unaudited)		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019 (1)
Net asset value, beginning of year/period	$14.91		$13.47		$15.02		$11.88		$11.38	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.03		(0.02)		(0.01)		0.10	0.05
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.88		1.41		(1.53)		3.23		0.59	1.33
Total from investment operations	0.86		1.44		(1.55)		3.22		0.69	1.38

Less distributions from:
Net investment income	—		—		—		(0.01)		(0.07)	—
Net realized gains	(3.53)		—		—		(0.07)		(0.12)	—
Return of capital	—		—		—		(0.00	) (3)	—	—
Total distributions	(3.53)		—		—		(0.08)		(0.19)	—

Net asset value, end of year/period	$12.24		$14.91		$13.47		$15.02		$11.88	$11.38

Total return (4)	5.72	% (6)	10.69	% (5)	(10.32	)% (5)	27.23%		6.09%	13.80	% (6)

Net assets, at end of year/period (000s)	$32,446		$83,858		$100,218		$80,421		$63,250	$3,610

Ratio of gross expenses to average net assets before waiver/recapture (7)	1.57	% (9)	1.32%		1.32%		1.38%		2.08%	10.48	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.40	% (9)	1.40	% (8)	1.40	% (8)	1.40	% (8)	1.40%	1.40	% (9)
Ratio of net investment income (loss) to average net assets (7,10)	(0.29	)% (9)	0.16%		(0.23)%		(0.08)%		0.87%	0.88	% (9)
Portfolio Turnover Rate	13	% (6)	21%		3%		27%		11%	0	% (6)

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$12.70		$13.14	$15.55	$11.67	$11.92	$12.39

Activity from investment operations:
Net investment loss (1)	(0.00)		(0.03)	(0.11)	(0.09)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.58		0.49	(2.30)	3.97	(0.20)	(0.43)
Total from investment operations	0.58		0.46	(2.41)	3.88	(0.25)	(0.47)

Less distributions from:
Net realized gains	—		(0.90)	—	—	—	—
Total distributions	—		(0.90)	—	—	—	—

Net asset value, end of year/period	$13.28		$12.70	$13.14	$15.55	$11.67	$11.92

Total return (2)	4.57	% (6)	3.89%	(15.50)%	33.25%	(2.10)%	(3.79)%

Net assets, at end of year/period (000s)	$1,008		$986	$1,023	$1,080	$2,364	$2,206

Ratio of gross expenses to average net assets (3,5)	1.92	% (7)	1.79%	1.84%	1.90%	1.99%	1.88%
Ratio of net expenses to average net assets (3,5)	1.65	% (7)	1.65%	1.69%	1.70%	1.73%	1.77%
Ratio of net investment loss to average net assets (3,4,5)	(0.01	)% (7)	(0.21)%	(0.73)%	(0.69)%	(0.44)%	(0.34)%
Portfolio Turnover Rate	13	% (6)	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	1.92	% (7)	1.79%	1.80%	1.85%	1.91%	1.76%
Net expenses to average net assets (3)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment loss to average net assets (3,4)	(0.01	)% (7)	(0.21)%	(0.69)%	(0.64)%	(0.36)%	(0.22)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$11.96		$12.53	$14.94	$11.29	$11.62	$12.17

Activity from investment operations:
Net investment loss (1)	(0.05)		(0.12)	(0.21)	(0.20)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.55		0.45	(2.20)	3.85	(0.19)	(0.43)
Total from investment operations	0.50		0.33	(2.41)	3.65	(0.33)	(0.55)

Less distributions from:
Net realized gains	—		(0.90)	—	—	—	—
Total distributions	—		(0.90)	—	—	—	—

Net asset value, end of year/period	$12.46		$11.96	$12.53	$14.94	$11.29	$11.62

Total return (2)	4.18	% (6)	3.02%	(16.13)%	32.33%	(2.84)%	(4.52)%

Net assets, at end of year/period (000s)	$1,697		$1,733	$1,726	$2,104	$1,720	$1,744

Ratio of gross expenses to average net assets (3,5)	2.67	% (7)	2.54%	2.59%	2.65%	2.74%	2.63%
Ratio of net expenses to average net assets (3,5)	2.40	% (7)	2.40%	2.44%	2.45%	2.48%	2.52%
Ratio of net investment loss to average net assets (3,4,5)	(0.78	)% (7)	(0.95)%	(1.49)%	(1.52)%	(1.22)%	(1.05)%
Portfolio Turnover Rate	13	% (6)	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (3)	2.67	% (7)	2.54%	2.55%	2.60%	2.66%	2.51%
Net expenses to average net assets (3)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.40%
Net investment loss to average net assets (3,4)	(0.78	)% (7)	(0.95)%	(1.45)%	(1.47)%	(1.14)%	(0.93)%

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	December 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net asset value, beginning of year/period	$12.93		$13.34	$15.74	$11.78	$12.01	$12.45

Activity from investment operations:
Net investment income (loss) (1)	0.01		0.01	(0.07)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.59		0.48	(2.33)	4.04	(0.20)	(0.43)
Total from investment operations	0.60		0.49	(2.40)	3.96	(0.23)	(0.44)

Less distributions from:
Net realized gains	—		(0.90)	—	—	—	—
Total distributions	—		(0.90)	—	—	—	—

Net asset value, end of year/period	$13.53		$12.93	$13.34	$15.74	$11.78	$12.01

Total return (2)	4.64	% (3,7)	4.07%	(15.25)%	33.62%	(1.92)%	(3.53)%

Net assets, at end of year/period (000s)	$29,978		$33,255	$32,755	$42,153	$32,244	$37,534

Ratio of gross expenses to average net assets (4,6)	1.67	% (8)	1.54%	1.59%	1.65%	1.74%	1.63%
Ratio of net expenses to average net assets (4,6)	1.40	% (8)	1.40%	1.44%	1.45%	1.48%	1.52%
Ratio of net investment income (loss) to average net assets (4,5,6)	0.23	% (8)	0.05%	(0.48)%	(0.54)%	(0.23)%	(0.06)%
Portfolio Turnover Rate	13	% (7)	46%	14%	26%	22%	17%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (4)	1.67	% (8)	1.54%	1.55%	1.60%	1.66%	1.51%
Net expenses to average net assets (4)	1.40	% (8)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss) to average net assets (4,5)	0.23	% (8)	0.05%	(0.44)%	(0.49)%	(0.15)%	0.06%

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are “funds of funds” in that they will generally invest in other investment companies.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek long term capital appreciation.
Swan Defined Risk Emerging Markets Fund – To seek long term capital appreciation.
Swan Defined Risk Foreign Fund – To seek long term capital appreciation.
Swan Defined Risk Growth Fund – To seek long term capital appreciation.
Swan Defined Risk U.S. Small Cap Fund – To seek long term capital appreciation.

Each Fund offers three classes of shares: Class A, Class C, and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014. The Swan Defined Risk Foreign Fund’s and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015. The Swan Defined Risk Growth Fund commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Equity options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$673,501,447	$—	$—	$673,501,447
Purchased Call Options	—	3,366	—	3,366
Purchased Put Options	—	62,233,370	—	62,233,370
Short-Term Investments	21,772,103	—	—	21,772,103
Total	$695,273,550	$62,236,736	$—	$757,510,286
Liabilities *
Call Option Written	$—	$611,559	$—	$611,559
Put Options Written	—	4,888,705	—	4,888,705
Total	$—	$5,500,264	$—	$5,500,264

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$24,607,170	$—	$—	$24,607,170
Purchased Put Options		2,266,250	—	2,266,250
Short-Term Investment	791,981	—	—	791,981
Total	$25,399,151	$2,266,250	$—	$27,665,401
Liabilities *
Call Options Written	$45,810	$176,490	$—	$222,300
Put Options Written	35,121	18,825	—	53,946
Total	$80,931	$195,315	$—	$276,246

Swan Defined Risk Foreign Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$25,784,770	$—	$—	$25,784,770
Purchased Put Options		2,030,976	—	2,030,976
Short-Term Investment	427,371	—	—	427,371
Total	$26,212,141	$2,030,976	$—	$28,243,117
Liabilities *
Call Options Written	$94,373	$—	$—	$94,373
Put Options Written	38,520	10,281	—	48,801
Total	$132,893	$10,281	$—	$143,174

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$31,523,580	$—	$—	$31,523,580
Purchased Call Options	—	899,301	—	899,301
Purchased Put Options	—	2,278,145	—	2,278,145
Short-Term Investments	2,989,577	—	—	2,989,577
Total	$34,513,157	$3,177,446	$—	$37,690,603
Liabilities *
Call Options Written	$—	$376,605	$—	$376,605
Put Options Written	—	245,331	—	245,331
Total	$—	$621,936	$—	$621,936

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$28,902,240	$—	$—	$28,902,240
Purchased Call Options	—	152	—	152
Purchased Put Options	—	3,314,021	—	3,314,021
Short-Term Investment	614,255	—	—	614,255
Total	$29,516,495	$3,314,173	$—	$32,830,668
Liabilities *
Call Options Written	$—	$49,928	$—	$49,928
Put Options Written	—	222,487	—	222,487
Total	$—	$272,415	$—	$272,415

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2021 - 2023 for all Funds or expected to be taken by all the Funds in their 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended December 31, 2023, the advisory fees incurred by each of the Funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$3,877,392
Swan Defined Risk Emerging Markets Fund	138,438
Swan Defined Risk Foreign Fund	144,900
Swan Defined Risk Growth Fund	256,168
Swan Defined Risk U.S. Small Cap Fund	170,558

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least November 1, 2024 to the extent necessary so that the total expenses incurred by the applicable Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares, respectively, of the applicable Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended December 31, 2023, the Advisor waived/reimbursed fees and expenses pursuant to the Waiver Agreement as follows:

Advisory
Fund	Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	42,948
Swan Defined Risk Foreign Fund	49,620
Swan Defined Risk Growth Fund	41,304
Swan Defined Risk U.S. Small Cap Fund	45,915

As of December 31, 2023, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2024	June 30, 2025	June 30, 2026	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	80,213	65,538	70,033	215,784
Swan Defined Risk Foreign Fund	98,037	80,922	61,752	240,711
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	73,542	57,472	54,094	185,108

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the six months ended December 31, 2023, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$125,766	$499,729
Swan Defined Risk Emerging Markets Fund	797	4,544
Swan Defined Risk Foreign Fund	929	3,342
Swan Defined Risk Growth Fund	2,424	8,291
Swan Defined Risk U.S. Small Cap Fund	1,213	8,285

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2023, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

Amount Retained
by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$52,149	$6,214
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. government securities and short-term investments, for the six months ended December 31, 2023 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$91,140,145	$219,732,270
Swan Defined Risk Emerging Markets Fund	2,622,648	3,393,962
Swan Defined Risk Foreign Fund	2,306,034	7,362,120
Swan Defined Risk Growth Fund	6,097,321	63,488,936
Swan Defined Risk U.S. Small Cap Fund	4,498,038	9,174,871

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of December 31, 2023.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$62,236,736
Index contracts/Equity price risk	Options Written, at value	(5,500,264)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,266,250
Equity contracts/Equity price risk	Options Written, at value	(276,246)

Swan Defined Risk Foreign Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,030,976
Equity contracts/Equity price risk	Options Written, at value	(143,174)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$3,177,446
Index contracts/Equity price risk	Options Written, at value	(621,936)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Index contracts/Equity price risk	Investment securities, at value	$3,314,173
Index contracts/Equity price risk	Options Written, at value	(272,415)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the six months ended December 31, 2023.

Swan Defined Risk Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(86,842,515)	$48,176,407

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$17,971,569	$5,654,039

Swan Defined Risk Emerging Markets Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(1,814,161)	$1,659,188
Index contracts/Equity price risk	(45,868)	—
	$(1,860,029)	$1,659,188

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$290,472	$(97,112)
Index contracts/Equity price risk	67,360	—
	$357,832	$(97,112)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Swan Defined Risk Foreign Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(2,126,045)	$1,676,401
Index contracts/Equity price risk	(47,478)	—
	$(2,173,523)	$1,676,401

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(142,089)	$(43,768)
Index contracts/Equity price risk	88,110	—
	$(53,979)	$(43,768)

Swan Defined Risk Growth Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(4,776,498)	$2,888,448

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$1,188,662	$763,853

Swan Defined Risk U.S. Small Cap Fund
		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Index contracts/Equity price risk	$(2,243,026)	$1,444,978

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Index contracts/Equity price risk	$224,172	$79,329

The notional value of the derivative instruments outstanding as of December 31, 2023 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$346,172,637	$414,963,659	$(9,126,274)	$405,837,385
Swan Defined Risk Emerging Markets Fund	26,007,819	1,754,754	(373,418)	1,381,336
Swan Defined Risk Foreign Fund	21,679,020	7,004,458	(583,535)	6,420,923
Swan Defined Risk Growth Fund	21,524,511	15,999,248	(455,092)	15,544,156
Swan Defined Risk U.S. Small Cap Fund	22,031,357	10,731,850	(204,954)	10,526,896

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022, and June 30, 2023, was as follows:

For the year ended June 30, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	411,962	—	—	411,962
Swan Defined Risk Foreign Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	2,692,965	—	2,692,965

For the year ended June 30, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$—	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	57,530	—	—	57,530
Swan Defined Risk Foreign Fund	818,947	—	3,612,429	4,431,376
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	357,493	—	357,493

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$1,295,059	$—	$—	$(5,376,704)	$(4,860,206)	411,484,891	$402,543,040
Swan Defined Risk Emerging Markets Fund	226,938	—	(384,372)	(3,295,031)	—	(1,015,523)	(4,467,988)
Swan Defined Risk Foreign Fund	241,677	—	(860,422)	(3,277,925)	(412,739)	4,986,326	676,917
Swan Defined Risk Growth Fund	—	—	(6,408,427)	(3,513,054)	(1,013,337)	27,871,051	16,936,233
Swan Defined Risk U.S. Small Cap Fund	—	—	(2,440,263)	(230,680)	(529,314)	7,584,206	4,383,949

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market on open 1256 option contracts and foreign tax passthrough basis adjustments. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk U.S. Small Cap Fund	$48,161

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	384,362
Swan Defined Risk Foreign Fund	860,422
Swan Defined Risk Growth Fund	6,408,427
Swan Defined Risk U.S. Small Cap Fund	2,392,102

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Swan Defined Risk Fund	$5,376,704	$—	$5,376,704	$70,814,122
Swan Defined Risk Emerging Markets Fund	3,295,031	—	3,295,031	2,090,009
Swan Defined Risk Foreign Fund	2,891,560	386,365	3,277,925	1,918,652
Swan Defined Risk Growth Fund	1,308,110	2,204,944	3,513,054	—
Swan Defined Risk U.S. Small Cap Fund	92,284	138,396	230,680	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassification for the year ended June 30, 2023, as follows:

Paid
	In	Distributable/ Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Fund	—	—
Swan Defined Risk Growth Fund	(42,897)	42,897
Swan Defined Risk U.S. Small Cap Fund	(71,718)	71,718

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Swan Defined Risk Emerging Markets Fund	34.58%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.78%
LPL Financial	Swan Defined Risk Foreign Fund	45.14%
Pershing LLC	Swan Defined Risk Foreign Fund	25.04%
LPL Financial	Swan Defined Risk Growth Fund	38.48%
Charles Schwab & Co., Inc.	Swan Defined Risk U.S. Small Cap Fund	26.52%
Pershing LLC	Swan Defined Risk U.S. Small Cap Fund	31.25%

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of each Fund will be directly affected by the performance of its investment in the underlying fund. The financial statements of the underlying funds, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2023, the percentage of each Fund’s net assets invested in an underlying fund was as follows:

Fund	Underlying Investment	% of Net Assets
Swan Defined Risk Fund	iShares Core S&P 500 ETF	41.6%
Swan Defined Risk Emerging Markets Fund	iShares Core MSCI Emerging Markets ETF	89.9%
Swan Defined Risk Foreign Fund	iShares MSCI EAFE ETF	91.9%
Swan Defined Risk Growth Fund	iShares Core S&P 500 ETF	88.0%
Swan Defined Risk U.S. Small Cap Fund	iShares Russell 2000 ETF	88.4%

10.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	7/1/23	12/31/23	7/1/23 – 12/31/23*	7/1/23 – 12/31/23*
Swan Defined Risk Fund
Class A	$1,000.00	$1,047.20	$7.41	1.44%
Class C	$1,000.00	$1,042.90	$11.25	2.19%
Class I	$1,000.00	$1,048.20	$6.13	1.19%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,036.60	$8.45	1.65%
Class C	$1,000.00	$1,032.10	$12.26	2.40%
Class I	$1,000.00	$1,037.50	$7.17	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,020.50	$8.38	1.65%
Class C	$1,000.00	$1,016.10	$12.16	2.40%
Class I	$1,000.00	$1,022.90	$7.12	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,056.30	$8.53	1.65%
Class C	$1,000.00	$1,052.10	$12.38	2.40%
Class I	$1,000.00	$1,057.20	$7.24	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,045.70	$8.48	1.65%
Class C	$1,000.00	$1,041.80	$12.32	2.40%
Class I	$1,000.00	$1,046.40	$7.20	1.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2023

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/23	12/31/23	7/1/23 – 12/31/23*	7/1/23 – 12/31/23*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.90	$7.30	1.44%
Class C	$1,000.00	$1,014.13	$11.09	2.19%
Class I	$1,000.00	$1,019.15	$6.04	1.19%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.84	$8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$7.10	1.40%
Swan Defined Risk Foreign Fund
Class A	$1,000.00	$1,016.84	$8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$7.10	1.40%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.84	$8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$7.10	1.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.84	$8.36	1.65%
Class C	$1,000.00	$1,013.07	$12.14	2.40%
Class I	$1,000.00	$1,018.10	$7.10	1.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
20 Ridge Top
Palmas Del Mar
Humacao, PR 00791

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SWAN-SAR23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 3/5/24

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 3/5/24